Summary of significant accounting policies, estimates and judgments - Disclosure Of Initial Application Of Standards Or Interpretations (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023	Nov. 01, 2022	Oct. 31, 2022
Other
Other assets	$ 80,294	$ 81,371
Total assets	1,974,405	2,006,531
Other
Insurance contract liabilities	21,342	19,026
Other liabilities	90,570	96,022
Total liabilities	1,857,917	1,891,384
Total equity	116,488	115,147	$ 105,359
Total liabilities and equity	$ 1,974,405	2,006,531
IFRS 17 [member]
Other
Other assets				$ 84,561
Total assets				1,918,842
Other
Insurance contract liabilities				18,226
Other liabilities				95,140
Total liabilities				1,813,026
Total equity				105,816
Total liabilities and equity				1,918,842
Before transition [member]
Other
Total equity		$ 115,147			$ 108,175
Before transition [member] | IFRS 17 [member]
Assets [abstract]
Segregated fund net assets				2,638
Other
Other assets				80,300
Total assets				1,917,219
Liabilities
Segregated fund net liabilities				2,638
Other
Insurance claims and policy benefit liabilities				11,511
Other liabilities				95,235
Total liabilities				1,809,044
Total equity				108,175
Total liabilities and equity				1,917,219
Transition adjustments [member]
Other
Total equity					$ (2,359)
Transition adjustments [member] | IFRS 17 [member]
Assets [abstract]
Segregated fund net assets				(2,638)
Other
Other assets				4,261
Total assets				1,623
Liabilities
Segregated fund net liabilities				(2,638)
Other
Insurance claims and policy benefit liabilities				(11,511)
Insurance contract liabilities				18,226
Other liabilities				(95)
Total liabilities				3,982
Total equity				(2,359)
Total liabilities and equity				$ 1,623